UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 2002
                                                --------------------------------

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stichting Pensioen Fonds ABP
          ----------------------------------------------------
Address:  Oude Lindestraat 70
          ----------------------------------------------------
          Postbus 6401
          ----------------------------------------------------
          DL Heerlen
          ----------------------------------------------------
          The Netherlands
          ----------------------------------------------------

Form 13F File Number:  028-04817
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Leo Palmen
         ----------------------------------------------------
Title:   Chief Legal and Tax Counsel
         ----------------------------------------------------
Phone:   917-368-3519
         ----------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Leo Palmen                New York, NY             Sept. 18, 2002


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1 other manager
Form 13F Information Table Entry Total:      66
Form 13F Information Table Value Total:    $180,816,389
                                           (in thousands)

List of Other Included Managers:            Name:  ABP Investments US, Inc.
                                                   Form File # 028-04817

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
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------------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares of        Fair               Investment             Voting
                                                                Principal Value   Market Value          Discretion    Other    Auth-
CUSIP        Company                            Title of Class      Item 5         Item 4       Sh/PRN    Sole       Managers  ority
------------------------------------------------------------------------------------------------------------------------------------

001735109   AMLI RESIDENTIAL PROPERTIE AML         SH BEN INT        625,100     16,252,600.00    SH       yes                  yes
039583109   ARCHSTONE SMITH TRUST ASN                 COM          6,225,979    166,233,639.31    SH       yes                  yes
039793104   ARDEN REALTY INC  ARI                     COM          3,840,641    109,266,236.45    SH       yes                  yes
053484101   AVALONBAY COMMUNITIES INC AVB             COM          3,178,665    148,443,655.50    SH       yes                  yes
101121101   BOSTON PROPERTIES INC BXP                 COM          3,394,692    135,617,945.40    SH       yes                  yes
124830100   CBL & ASSOCIATES PROP  CBL                COM          1,450,000     58,725,000.00    SH       yes                  yes
133131102   CAMDEN PROPERTY TRUST CPT              SH BEN INT      3,897,461    144,322,980.83    SH       yes                  yes
144418100   CARRAMERICA REALTY CORP CRE               COM          1,647,250     50,817,662.50    SH       yes                  yes
151895109   CENTERPOINT PROP CORP  CNT             SH BEN INT      1,383,570     80,260,895.70    SH       yes                  yes
161726104   CHATEAU COMMUNITIES INC CPJ               COM          1,643,000     50,275,800.00    SH       yes                  yes
163421100   CHELSEA GCA REALTY INC  CPG               COM          1,999,400     66,879,930.00    SH       yes                  yes
222795106   COUSINS PROPERTIES INC   CUZ              COM          1,503,829     37,234,806.04    SH       yes                  yes
225756105   CRESCENT REAL ESTATE EQT  CEI             COM          5,476,294    102,406,697.80    SH       yes                  yes
225756402   CRESCENT REAL ESTATE CEI Pfd
               SERIES B                               COM            250,000      6,277,500.00    SH       yes                  yes
251591103   DEVELOP DIVERS RLTY CORP DDR              COM          3,391,175     76,301,437.50    SH       yes                  yes
264411505   DUKE REALTY CORP  DRE                     COM          6,032,535    174,641,888.25    SH       yes                  yes
294741103   EQUITY OFFICE PROPERTIES  EOP             COM         15,461,060    465,377,906.01    SH       yes                  yes
297178105   ESSEX PROPERTY TRUST INC   ESS            COM            300,000     16,410,000.00    SH       yes                  yes
313747206   FEDERAL REALTY INVS TRUST  FRT       SH BEN INT NEW      868,000     24,052,280.00    SH       yes                  yes
370021107   GENERAL GROWTH PROPERTIES  GGP            COM          2,520,505    128,545,755.00    SH       yes                  yes
431284108   HIGHWOODS PROPERTIES INC   HIW            COM            917,275     23,849,150.00    SH       yes                  yes
437306103   HOME PROP OF NY INC   HME                 COM            100,000      3,794,000.00    SH       yes                  yes
465917102   JDN REALTY CORP    JDN                    COM            273,000      3,412,500.00    SH       yes                  yes
493596100   KEYSTONE PROPERTY TRUST    KTR            COM            901,900     14,313,153.00    SH       yes                  yes
531172104   LIBERTY PROPERTY TRUST     LRY         SH BEN INT      3,174,406    111,104,210.00    SH       yes                  yes
554382101   MACERICH COMPANY (THE)     MAC            COM            564,700     17,505,700.00    SH       yes                  yes
554489104   MACK-CALI REALTY CORP      CLI            COM            245,601      8,632,875.15    SH       yes                  yes
564682102   MANUFACTURED HOME COMM   MHC              COM            281,700      9,887,670.00    SH       yes                  yes
601148109   MILLS CORT   MLS                          COM            200,000      6,200,000.00    SH       yes                  yes
648053106   N PLAN EXCEL RLTY TRUST   NXL             COM          2,013,372     41,938,538.76    SH       yes                  yes
737464107   POST PROPERTIES INC        PPS            COM            122,276      3,687,844.16    SH       yes                  yes
743410102   PROLOGIS                               SH BEN INT     10,606,667    275,773,342.00    SH       yes                  yes
751452202   RAMCO- GERSHENSON PROPERTIES         COM SH BEN INT      125,000      2,518,750.00    SH       yes                  yes
758849103   REGENCY REALTY CORP    REG                COM            177,126      5,251,785.90    SH       yes                  yes
779273101   ROUSE CO                   RSE            COM          6,316,842    208,455,786.00    SH       yes                  yes
828806109   SIMON PROPERTY GROUP INC   SPG            COM          6,613,921    243,656,849.64    SH       yes                  yes
866239106   SUMMIT PROPERTIES INC   SMT               COM            312,800      7,303,880.00    SH       yes                  yes
866674104   SUN COMMUNITIES INC        SUI            COM            639,300     26,690,775.00    SH       yes                  yes
876664103   TAUBMAN CENTERS INC        TCO            COM          1,163,600     17,744,900.00    SH       yes                  yes
910197102   UNITED DOMINION RLTY TR    UDR            COM          2,837,338     44,688,073.50    SH       yes                  yes
929042109   VORNADO REALTY TRUST       VNO         SH BEN INT      4,914,288    227,040,105.60    SH       yes                  yes
939653101   WASH REAL ESTATE INV     WRE           SH BEN INT         14,700        424,830.00    SH       yes                  yes
948741103   WEINGARTEN REALTY INV   WRI            SH BEN INT        168,900      5,979,060.00    SH       yes                  yes
05564E106   BRE PROPERTIES -CL A       BRE            CL A         1,632,915     50,799,985.65    SH       yes                  yes
00163T109   AMB PROPERTY CORP  AMB                    COM          4,197,743    130,130,033.00    SH       yes                  yes
03748R101   APARTMENT INVT/MGMT CO A  AIV             CL A         5,956,487    293,059,160.40    SH       yes                  yes
29380T105   ENTERTAINMENT PROPERTIES TR   EPR   COM SH BEN INT       297,000      7,321,050.00    SH       yes                  yes
294741103   EQUITY OFFICE PROPERTIES-PHYS             COM            292,508      8,804,490.80    SH       yes                  yes
29476L107   EQUITY RESIDENTIAL                    SH BEN INT       9,407,433    270,463,698.75    SH       yes                  yes
32054K103   FIRST INDUSTRIAL REALTY TR  FR            COM            120,291      3,951,559.35    SH       yes                  yes
42217K106   HEALTHCARE REIT INC                       COM            500,000     14,975,000.00    SH       yes                  yes
42725M107   HERITAGE PROPERTY INVESTMENTS             COM            163,600      4,369,756.00    SH       yes                  yes
44106M102   HOSPITALITY PROP TR   HPT           COM SH BEN INT       153,659      5,608,553.50    SH       yes                  yes
44107P104   HOST MARRIOTT CORP         HMT            COM         16,951,135    191,547,825.50    SH       yes                  yes
45031U101   ISTAR FINANCIAL INC        SFI            COM          1,250,000     35,625,000.00    SH       yes                  yes
4576J0104   REIT INNKEEPERS USA TRUST                 COM          3,077,000     29,477,660.00    SH       yes                  yes
49427F108   KILROY REALTY CORP       KRC              COM            720,000     19,260,000.00    SH       yes                  yes
49446R109   KIMCO REALTY CORP        KIM              COM          9,477,790    317,411,187.27    SH       yes                  yes
58984Y103   MERISTAR HOSP CORP    MHX                 COM          1,948,200     29,710,050.00    SH       yes                  yes
69360J107   PS BUSINESS PARKS INC/CA   PSB            COM            500,000     17,475,000.00    SH       yes                  yes
69806L104   PAN PAC RETAIL PPTYS INC   PNP            COM            525,000     17,944,500.00    SH       yes                  yes
74460D109   PUBLIC STORAGE INC         PSA            COM          5,639,614    209,229,679.40    SH       yes                  yes
75621K106   RECKSON ASSOC RLTY CORP   RA              COM          4,732,246    117,832,925.40    SH       yes                  yes
78440X101   SL GREEN REALTY CORP    SLG               COM            449,900     16,038,935.00    SH       yes                  yes
82567D104   SHURGARD STORAGE CENT-A   SHU             COM            550,000     19,085,000.00    SH       yes                  yes
85590A203   STARWOOD HOTELS & RESORTS HOT          PAIRED CTF      4,500,000    148,005,000.00    SH       yes                  yes

            TABLE ENTRY TOTAL=66
            TABLE VALUE TOTAL=180,816,389